Income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Disclosure of detailed information about current and non-current tax assets [Text Block]
a)

Current tax assets

Current tax assets	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	47,283	21,172
Monthly provisional income tax payments, foreign companies	124	5,199
Corporate tax credits (1)	1,262	1,858
1st category tax absorbed by tax loss (2)	916	-
Taxes in recovery process	41,848	28,881
Total	91,433	57,110

b)

Non-current tax assets

Non-current tax assets	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies compensated by the specific tax on mining activity (Lithium)	6,398	6,398
Specific tax on mining activities (IEAM) paid by Lithium (on consignment)	25,781	25,781
Total	32,179	32,179

(1)

These credits are available for Companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

(2)

This concept corresponds to the absorption of the tax losses determined by the company at the end of the year, which must be attributed to the dividends received during the year.

Disclosure of detailed information about current tax liabilities [Text Block]
Current tax liabilities

Current tax liabilities	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
1st Category income tax	7,863	25,163
Foreign company income tax	9,944	21,097
Article 21 single tax	67	1,152
Total	17,874	47,412

Description of detailed information regarding income tax rates applicable for various countries [Text Block]
The income tax rate for the main countries where the Company operates is presented below:

	Income tax	Income tax
Country	2019	2018
Spain	25%	25%
Belgium	29.58%	29.58%
Mexico	30%	30%
United States	21% +6%	21% +6%
South Africa	28%	28%

Disclosure of deferred taxes [text block]
(a)	Income tax assets and liabilities as of December 31, 2019 are detailed as follows:

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2019	Assets	Liabilities
	ThUS$	ThUS$
Unrealized losses	82,075	-
Property, plant and equipment and capitalized interest	-	(197,167)
Provision of restoration and rehabilitation	7,313	-
Manufacturing expenses	-	(106,420)
Staff severance indemnities, unemployment insurance	-	(6,000)
Vacation accrual	5,591	-
Inventory provision	23,885	-
Materials provision	7,982	-
Forward	-	-
Employee benefits	2,689	-
Research and development expenses	-	(3,533)
Bad debt provisions	3,542	-
Provision for legal complaints and expenses	2,546	-
Loan approval expenses	-	(3,856)
Financial instruments recorded at market value	-	(1,287)
specific tax on mining activity	-	(1,357)
Tax loss benefit	2,296	-
Other	-	(2,021)
Foreign items (other)	311	-
Balances to date	138,230	(321,641)
Net balance		(183,411)

(b)	Income tax assets and liabilities as of December 31, 2018 are detailed as follows

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2018	Assets	Liabilities
	ThUS$	ThUS$
Unrealized losses	75,832	-
Property, plant and equipment and capitalized interest	-	(196,843)
Provision of restoration and rehabilitation	4,280	-
Manufacturing expenses	-	(103,760)
Staff severance indemnities, unemployment insurance	-	(5,679)
Vacation accrual	5,155	-
Inventory provision	28,155	-
Materials provision	6,239	-
Forward	2,169	-
Employee benefits	3,309	-
Research and development expenses	-	(2,216)
Bad debt provisions	4,188	-
Provision for legal complaints and expenses	4,013	-
Loan approval expenses	-	(2,337)
Financial instruments recorded at market value	-	(976)
specific tax on mining activity	-	(3,278)
Tax loss benefit	1,124	-
Other	5,005	-
Foreign items (other)	259	-
Balances at the reporting date	139,728	(315,089)
Net balance		(175,361)

Disclosure of detailed information about reconciliation of changes in deferred tax liabilities assets [Text Block]
(c)

Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2019

Reconciliation of changes in deferred tax liabilities (assets) for the year ended December 31, 2019	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized losses	(75,832)	(6,243)	-	(6,243)	(82,075)
Property, plant and equipment and capitalized interest	196,843	324	-	324	197,167
Provision of restoration and rehabilitation	(4,280)	(3,033)	-	(3,033)	(7,313)
Manufacturing expenses	103,760	2,660	-	2,660	106,420
Staff severance indemnities, unemployment insurance	5,679	1,007	(686)	321	6,000
Vacation accrual	(5,155)	(436)	-	(436)	(5,591)
Inventory provision	(28,155)	4,270	-	4,270	(23,885)
Materials provision	(6,239)	(1,743)	-	(1,743)	(7,982)
Forward	(2,169)	(514)	2,683	2,169	-
Employee benefits	(3,309)	620	-	620	(2,689)
Research and development expenses	2,216	1,317	-	1,317	3,533
Bad debt provisions	(4,188)	646	-	646	(3,542)
Provision for legal complaints and expenses	(4,013)	1,467	-	1,467	(2,546)
Loan approval expenses	2,337	1,519	-	1,519	3,856
Financial instruments recorded at market value	976	-	311	311	1,287
specific tax on mining activity	3,278	(1,905)	(16)	(1,921)	1,357
Tax loss benefit	(1,124)	(1,172)	-	(1,172)	(2,296)
Other	(5,005)	7,026	-	7,026	2,021
Foreign items (other)	(259)	(52)	-	(52)	(311)
Total temporary differences, unused losses and unused tax credits	175,361	5,758	2,292	8,050	183,411

(d)

Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2018

Reconciliation of changes in deferred tax liabilities (assets) for the year ended December 31, 2018	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity		Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$
Unrealized losses	(68,544)	(7,288)	-		(7,288)	(75,832)
Property, plant and equipment and capitalized interest	211,374	(14,531)	-		(14,531)	196,843
Provision of restoration and rehabilitation	(3,469)	(811)	-		(811)	(4,280)
Manufacturing expenses	102,748	1,012	-		1,012	103,760
Staff severance indemnities, unemployment insurance	6,792	(667)	(446)		(1,113)	5,679
Vacation accrual	(4,887)	(268)	-		(268)	(5,155)
Inventory provision	(25,172)	(2,983)	-		(2,983)	(28,155)
Materials provision	(7,107)	868	-		868	(6,239)
Forward	(624)	(1,545)	-		(1,545)	(2,169)
Employee benefits	(2,317)	(992)	-		(992)	(3,309)
Research and development expenses	3,501	(1,285)	-		(1,285)	2,216
Bad debt provisions	(4,253)	686	(621	) ¹	65	(4,188)
Provision for legal complaints and expenses	(5,243)	1,230	-		1,230	(4,013)
Loan approval expenses	2,670	(333)	-		(333)	2,337
Financial instruments recorded at market value	2,474	-	(1,498)		(1,498)	976
specific tax on mining activity	4,084	(795)	(11)		(806)	3,278
Tax loss benefit	(1,437)	313	-		313	(1,124)
Other	(5,002)	(64)	61		(3)	(5,005)
Foreign items (other)	(305)	46	-		46	(259)
Total temporary differences, unused losses and unused tax credits	205,283	(27,407)	(2,515)		(29,922)	175,361

(1) This corresponds to the adjustment to the beginning balance of the impairment provision for receivables against other reserves.

Disclosure of detailed information about net operating loss carryforwards [Text Block]
As of December 31, 2019 and 2018, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Chile	2,296	1,124
Total	2,296	1,124

Disclosure of detailed information about movements in deferred tax assets and liabilities [Text Block]
Movements in deferred tax assets and liabilities as of December 31, 2019 and December 31, 2018 are detailed as follows:

	Assets (liabilities)
Movements in deferred tax assets and liabilities	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(175,361)	(205,283)
Increase (decrease) in deferred taxes in profit or loss	(5,758)	27,407
Increase (decrease) in deferred taxes in equity	(2,292)	2,515
Total	(183,411)	(175,361)

Disclosure of detailed information about current and deferred tax expenses income [Text Block]
Current and deferred tax (expense) benefit are detailed as follows:

	Assets (liabilities)
Disclosures on income tax expense (benefit)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Current income tax expense
Current tax expense	(116,483)	(207,959)	(182,567)
Adjustments to prior year current income tax	12,222	1,577	15,954
Current income tax expense, net, total	(104,261)	(206,382)	(166,613)
Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	2,551	26,434	440
Tax adjustments related to the creation and reversal of temporary differences from the previous year	(8,309)	973	-
Deferred tax expense, net, total	(5,758)	27,407	440
Tax expense (benefit)	(110,019)	(178,975)	(166,173)

Tax (expense) benefit for foreign and domestic parties are detailed as follows:

	Assets (liabilities)
Income tax (expense) benefit	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Current income tax expense by foreign and domestic parties, net
Current income tax expense, foreign parties, net (1)	(7,394)	(7,516)	(14,396)
Current income tax expense, domestic, net	(96,867)	(198,866)	(152,217)
Current income tax expense, net, total	(104,261)	(206,382)	(166,613)
Deferred tax expense by foreign and domestic parties, net
Current income tax benefit (expense), foreign parties, net	2,370	(1,885)	(154)
Current income tax expense, domestic, net	(8,128)	29,292	594
Deferred tax expense, net, total	(5,758)	27,407	440
Income tax expense	(110,019)	(178,975)	(166,173)

(1) As a result of a tax audit over the 2017 transfer prices of our subsidiary SQM Europe N.V., an additional provision was recognized  amounting ThUS$ 1,068.

Disclosure of detailed information about tax effects of other comprehensive income components [Text Block]
(i)

Disclosures on the tax effects of other comprehensive income components:

	For the year ended December 31, 2019
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(3,310)	702	(2,608)
Cash flow hedge	1,907	(2,683)	(776)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	1,152	(311)	841
Total	(251)	(2,292)	(2,543)

	For the year ended December 31, 2018
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(1,327)	396	(931)
Cash flow hedge	5,723	-	5,723
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(5,546)	1,498	(4,048)
Total	(1,150)	1,894	744

	For the year ended December 31, 2017
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(1,401)	282	(1,119)
Cash flow hedge	2,184	-	2,184
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(26)	(550)	(576)
Total	757	(268)	489

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
Reconciliation between the tax (expense) benefit and the result of multipl
y
ing the accounting profit by the current rate in Chile:

	Expense (Benefits)
Income Tax Expense (Benefit)	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	390,622	621,038	594,590
Income tax rate in force in Chile	27%	27%	25,5%
Tax expense using the legal rate	(105,468)	(167,680)	(151,620)
Effect of royalty tax payments	(4,314)	(4,919)	(3,372)
Tax effect of revenue from regular activities exempt from taxation	2,376	1,446	2,886
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(2,128)	(2,327)	(4,764)
Tax effect of tax rates supported abroad	(252)	3,517	(8,061)
IRS provision surplus (*)	-	(3,724)	-
Other tax effects from reconciliation between accounting gains and tax expenses	(233)	(5,288)	(1,242)
Tax expense using the effective rate	(110,019)	(178,975)	(166,173)

(*) Internal revenue service